Interest-Bearing Deposits	12 Months Ended
Dec. 31, 2012
Interest-Bearing Deposits and Regulatory Matters [Abstract]
INTEREST-BEARING DEPOSITS

NOTE 6 – INTEREST-BEARING DEPOSITS

Interest-bearing deposits at December 31 are as follows:

(Dollars in thousands)	2012	2011
Demand	$74,429	$61,830
Savings	138,794	123,304
Time deposits:
In excess of $100,000	54,163	60,090
Other	103,910	112,439

Total interest-bearing deposits	$371,296	$357,663

At December 31, 2012, stated maturities of time deposits were as follows:

(Dollars in thousands)
2013	$97,619
2014	30,913
2015	10,862
2016	11,385
2017	7,294

Total	$158,073